UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-8255

Exact name of registrant
    as specified in charter:            The World Funds, Inc.

Address of principal
    executive offices:                  8730 Stony Point Parkway
                                        Suite 205
                                        Richmond, VA 23235

Name and address
    of agent for service:               Thomas S. Harman, Esq.
                                        Morgan, Lewis, Bockius
                                        1111 Pennsylvania Avenue, Northwest
                                        Washington, D.C. 20004


Registrant's telephone number,
         including area code:           (800) 527-9525

Date of fiscal year end:                August 31

Date of reporting period:               August 31


Item #1.  Reports to Stockholders.

INDEX

CSI Equity Fund; and
Third Millennium Russia Fund

                         Annual Report to Shareholders

                                CSI Equity Fund


[LOGO]
CSI Capital Management
Financial Advisors
Investment Counsel

                              For the Year Ended

                                August 31, 2009

Dear Fellow Shareholder:

      At August 31, 2009, the investor class of the CSI Equity Fund for the year declined 18.27% inclusive of all expenses. This result was above the S&P 500 Index which declined 20.44%. Over the past five years, the Fund provided an average annual gain of 1.45% per year (net of all fees and expenses); again well ahead of the S&P 500 Index which had an average annual loss of 1.56% per year over the same five-year period. Over the last ten years, the Fund has managed to outperform, with an average annual return of 2.20% per year (net of all fees and expenses) which compares very favorably to the S&P 500 Index return which lost an average of 2.54% per year over the same ten-year period. CSI has achieved these results with its low turnover approach to investing the Fund.

During the year ended August 31, 2009, the CSI Equity Fund out performed its index and yet was down due in part to the on-going financial crisis in the credit markets that drove some of the world's biggest financial institutions to the brink of ruin. The contagion even affected the bluest of blue chip companies. Among the Fund's holdings a handful of domestic banks like Bank of America, Wells Fargo and General Electric largely contributed to the portfolio's decline. Even though we outperformed in 2009, we believe that the Fund's performance should be judged over the long-term rather than against any one year.

CSI has long followed an investment discipline to purchase shares at reasonable prices - companies that have increasing earnings, good balance sheets, and stable growth prospects. During 2009, CSI initiated positions in companies like Amgen and Kraft as well as EnCana Corporation, a Canadian natural gas producer. A small number of the portfolio companies disappointed us with a tough year of operating results. When this happens, CSI tries to work quickly to address the position. This year, one such position was Wells Fargo; the majority of which was removed from the portfolio at approximately $35 per share, well ahead of its ultimate decline to $8 per share.

The last shareholders' letter spoke of turmoil in the equity markets around the world and the negative impact that the financial losses would have on the United State's economic growth for many quarters to come. U.S. economic growth has fallen this year and jobless claims have continued to rise. The unemployment rate is now approaching 10% in the United States. While corporate profits are improving, the vast majority of the improvement has come from cost cutting and layoffs. Top line corporate revenues on the other hand show no sign of recovery. GDP is now expected to stabilize early next year.

In the near term, there is a sense that the markets have stabilized. In the headlines those that were in charge during the debacle, like Bank of America CEO Ken Lewis, have stepped down and resigned. The daily economic headlines however continue to be mixed at best. The consumer is still not confident given the lack of job security. The housing market has only edged up from very low levels and the volume of mortgage foreclosures remains high. The U.S. dollar continues to weaken. Nevertheless blue-chip domestic and global multinational equity markets have recovered from their March 2009 bear market lows. This rally could foretell a return to fundamental strength in the U.S. economy. From current levels, the Fund's diversified holdings have excellent prospects for continued gains in the years ahead. The portfolio is well positioned to benefit when economic growth rebounds, and we are confident that its high-quality nature provides a downside defense in these tumultuous times.

Leland Faust

Portfolio Manager

                                    [CHART]



--------------------------------------------------------------------------------

                                          Investor Class Shares
                 ------------------------------------------------------------------------
                                                     Average Annual Return
                                       --------------------------------------------------
                 Total Return One Year   Five Years     Ten Years      Since Inception
                    Ended 8/31/09*     Ended 8/31/09* Ended 8/31/09* 10/15/97 to 8/31/09*
                 --------------------- -------------- -------------- --------------------
CSI Equity Fund        (18.27%)            1.45%          2.20%             4.37%
S&P 500                (20.44%)           (1.56%)        (2.54%)            0.47%

   * The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

--------------------------------------------------------------------------------

 S&P's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.

                                CSI Equity Fund

                                    [CHART]



--------------------------------------------------------------------------------

                                         Class A Shares
                          --------------------------------------------
                                                    Average Annual
                          Total Return One Year Return Since Inception
                             Ended 8/31/09*       3/1/06 to 8/31/09*
                          --------------------- ----------------------
         CSI Equity Fund         (18.71%)               (2.81%)
         S&P 500                 (20.44%)               (6.49%)

     * The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

--------------------------------------------------------------------------------

  S&P's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.

                                CSI Equity Fund

Important Disclosure Statement

The Fund's prospectus contains important information about the Fund's investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund's prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund's Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of August 31, 2009 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager at the time of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Index Definition

S&P 500 index is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market.

                                CSI Equity Fund

CSI EQUITY FUND

FUND EXPENSES

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2009 and held for the six months ended August 31, 2009.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                CSI Equity Fund

------------------------------------------------------------------------------------------------------
                                                                                 Expenses Paid During
                                          Beginning Account                             Period*
                                                Value       Ending Account Value March 1, 2009 through
INVESTOR CLASS                              March 1, 2009      July 31, 2009         July 31, 2009
------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000           $ 1,377.36             $ 5.93
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000           $ 1,020.05             $ 5.04
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                                 Expenses Paid During
                                          Beginning Account                             Period*
                                                Value       Ending Account Value March 1, 2009 through
CLASS A                                     March 1, 2009      July 31, 2009         July 31, 2009
------------------------------------------------------------------------------------------------------
Actual                                         $ 1,000           $ 1,373.47             $ 8.02
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000           $ 1,018.30             $ 6.82
------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio of 0.99% for Investor Class and 1.34% for Class A, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

                                    [CHART]

                   CSI EQUITY FUND
PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
                AS OF AUGUST 31, 2009

Beverages                           2.21%
Computer and Peripherals            2.74%
Computer software/Services          5.34%
Drug and medical                   12.67%
Electronics/Equipment               7.69%
Food                                4.93%
Household                           4.25%
Manufacturing                      13.12%
Materials                           2.84%
Multi-Media                         2.67%
Oil                                16.72%
Retail                              7.41%
Telecommunications                  6.76%
Transportation                      2.68%
Utilities                           5.11%
Money Market                        2.06%


[END CHART]
                                      6

                                CSI Equity Fund

                                CSI EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                                August 31, 2009

           Number
             of                                  % of        Fair
           Shares Security Description        Net Assets     Value
           ------ --------------------        ----------     -----

                  COMMON STOCKS                    97.14%

                  BEVERAGES                         2.21%
           12,000 Pepsico, Inc.                           $   680,040
                                                          -----------

                  COMPUTER AND PERIPHERALS          2.74%
           39,000 Cisco Systems, Inc./*/                      842,400
                                                          -----------

                  COMPUTER SOFTWARE/SERVICES        5.34%
           33,000 Microsoft Corp.                             813,450
           17,000 SAP ADR                                     828,920
                                                          -----------
                                                            1,642,370
                                                          -----------

                  DRUG AND MEDICAL                 12.67%
           11,500 Abbott Laboratories                         520,145
           10,500 Amgen, Inc./*/                              627,270
           11,000 Johnson & Johnson                           664,840
           14,700 Novartis AG                                 683,109
           19,500 Roche Holdings Ltd. ADR                     776,880
           15,000 Stryker Corp.                               621,900
                                                          -----------
                                                            3,894,144
                                                          -----------

                  ELECTRONICS/EQUIPMENT             7.69%
           38,000 ABB Limited                                 728,460
           19,600 Emerson Electric Co.                        722,652
           45,000 Intel Corp.                                 914,400
                                                          -----------
                                                            2,365,512
                                                          -----------

                  FOOD                              4.93%
           25,000 Kraft Foods, Inc.                           708,750
           19,500 Nestle S.A. ADR                             808,275
                                                          -----------
                                                            1,517,025
                                                          -----------

                  HOUSEHOLD                         4.25%
            2,600 Kao Corporation ADR                         657,826
           12,000 Proctor & Gamble Co.                        649,320
                                                          -----------
                                                            1,307,146
                                                          -----------

                                CSI Equity Fund

         Number
           of                                     % of        Fair
         Shares Security Description           Net Assets     Value
         ------ --------------------           ----------     -----

                MANUFACTURING                       13.12%
         26,000 Dupont EI                                  $    830,180
         19,000 Honeywell International, Inc.                   698,440
         12,000 3M Co.                                          865,200
         30,000 Unilever NV                                     837,900
         13,500 United Technologies Corp.                       801,360
                                                           ------------
                                                              4,033,080
                                                           ------------

                MATERIALS                            2.84%
         14,000 BHP Billiton Ltd. ADR                           872,200
                                                           ------------

                MULTI-MEDIA                          2.67%
         31,500 Walt Disney Co.                                 820,260
                                                           ------------

                OIL                                 16.72%
         17,000 BASF AG - ADR                                   888,080
          9,000 Chevron Corp.                                   629,460
         13,700 ConocoPhillips                                  616,911
         14,500 EnCana Corp.                                    753,855
         12,500 Royal Dutch Shell PLC                           693,375
         15,500 Schlumberger Ltd.                               871,100
         12,000 Total Fina ADR                                  687,240
                                                           ------------
                                                              5,140,021
                                                           ------------

                RETAIL                               7.41%
         14,000 Costco Wholesale Corp.                          713,720
         14,500 Nike, Inc. Class B                              803,155
         15,000 Walmart                                         763,050
                                                           ------------
                                                              2,279,925
                                                           ------------

                TELECOMMUNICATIONS                   6.76%
         13,100 China Telecom Ltd. ADR                          644,782
         23,000 Hutchison Whampoa ADR                           803,850
         45,000 Nokia Corp. ADR                                 630,450
                                                           ------------
                                                              2,079,082
                                                           ------------

                TRANSPORTATION                       2.68%
         12,000 Fedex Corporation                               824,520
                                                           ------------

                                CSI Equity Fund

      Number
        of                                          % of        Fair
      Shares  Security Description               Net Assets     Value
      ------  --------------------               ----------     -----

              UTILITIES                                5.11%
       20,500 EON AG ADR                                     $    868,175
       12,500 FPL Group, Inc.                                     702,250
                                                             ------------
                                                                1,570,425
                                                             ------------

              TOTAL COMMON STOCK
              (Cost: $24,412,572)                     97.14%   29,868,150

              MONEY MARKET
      636,190 UMB Money Market Fiduciary .05%**
              (Cost: $636,190)                         2.06%      636,190
                                                             ------------

              TOTAL INVESTMENTS
              (Cost: $25,048,762)                     99.20%   30,504,340
              Other assets, net of liabilities         0.80%      244,704
                                                 ----------  ------------

              NET ASSETS                             100.00% $ 30,749,044
                                                 ==========  ============

/*/ Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet)

ADR- Security represented is held by the custodian bank in the form of American Depositary Receipts.

** Effective 7 day yield as of August 31, 2009

                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009
--------------------------------------------------------------------------------


ASSETS
  Investments at fair value (identified cost of $25,048,762) (Note 1)                    $ 30,504,340
  Receivable for capital stock sold                                                             4,984
  Dividends and interest receivable                                                            81,684
  Tax reclaims receivable                                                                      27,540
  Due from advisor                                                                             88,539
  Due from administrator                                                                       17,616
  Prepaid expenses                                                                             41,775
                                                                                         ------------
    TOTAL ASSETS                                                                           30,766,478
                                                                                         ------------

LIABILITIES
  Payable for capital stock purchased                                                          12,888
  Accrued 12b-1 fees, Class A                                                                   2,027
  Accrued custody fees                                                                          1,919
  Accrued director fees                                                                           600
                                                                                         ------------
    TOTAL LIABILITIES                                                                          17,434
                                                                                         ------------

NET ASSETS                                                                               $ 30,749,044
                                                                                         ============
  Net Assets Consist of:
  Paid-in-capital applicable to 2,479,948 $0.01 par value shares of beneficial interest
    outstanding                                                                          $ 31,709,430
  Accumulated net investment income (loss)                                                    966,055
  Accumulated net realized gain (loss) on investments                                      (7,382,019)
  Net unrealized appreciation (depreciation) of investments                                 5,455,578
                                                                                         ------------
  Net Assets                                                                             $ 30,749,044
                                                                                         ============

NET ASSET VALUE PER SHARE
  Investor Class Shares

  ($28,401,077 / 2,289,307 shares outstanding; 15,000,000 authorized)                    $      12.41
                                                                                         ============

  Class A Shares

  ($2,347,967 / 190,641 shares outstanding; 15,000,000 authorized)                       $      12.32
                                                                                         ============

  MAXIMUM OFFERING PRICE PER SHARE ($12.32 x 100 / 94.25)                                $      13.07
                                                                                         ============

See Notes to Financial Statements

                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF OPERATIONS

Year ended August 31, 2009
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividend (net of foreign tax withheld of $50,086)                                     $    1,322,447
  Interest                                                                                       5,928
  Foreign tax reclaims                                                                          35,557
                                                                                        --------------
    Total investment income                                                                  1,363,932
                                                                                        --------------

EXPENSES
  Investment management fees (Note 2)                                                          197,016
  12b-1 fees, Class A (Note 2)                                                                   7,787
  Recordkeeping and administrative services (Note 2)                                            47,392
  Accounting fees (Note 2)                                                                      20,531
  Custody fees                                                                                   5,148
  Transfer agent fees (Note 2)                                                                  56,654
  Professional fees                                                                             67,955
  Filing and registration fees (Note 2)                                                         37,916
  Directors fees                                                                                10,800
  Compliance fees                                                                                9,082
  Shareholder servicing and reports (Note 2)                                                    43,538
  Other                                                                                         54,615
                                                                                        --------------
    Total expenses                                                                             558,434
    Fee waivers and reimbursed expenses (Note 2)                                              (160,557)
                                                                                        --------------
    Net expenses                                                                               397,877
                                                                                        --------------
    Net investment income (loss)                                                               966,055
                                                                                        --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                                                 (7,382,019)
    Net increase (decrease) in unrealized appreciation (depreciation) of investments       (13,965,088)
                                                                                        --------------
    Net realized and unrealized gain (loss) on investments                                 (21,347,107)
                                                                                        --------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                       $  (20,381,052)
                                                                                        ==============

See Notes to Financial Statements

                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended      Year ended
                                                             August 31, 2009 August 31, 2008
                                                             --------------- ---------------
Increase (Decrease) in Net Assets
OPERATIONS
    Net investment income (loss)                              $     966,055   $     966,145
    Net realized gain (loss) on investments                      (7,382,019)      5,107,448
    Net increase (decrease) in unrealized appreciation
     (depreciation) of investments                              (13,965,088)    (12,839,131)
                                                              -------------   -------------
    Increase (decrease) in net assets from operations           (20,381,052)     (6,765,538)
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income
       Investor Class                                              (280,535)       (514,443)
       Institutional Class                                               --        (625,238)
       Class A                                                      (19,359)        (23,119)
    Net realized gain
       Investor Class                                            (2,647,013)     (2,165,620)
       Institutional Class                                               --      (2,803,847)
       Class A                                                     (185,124)       (195,829)
                                                              -------------   -------------
    Decrease in net assets from distributions                    (3,132,031)     (6,328,096)
                                                              -------------   -------------

CAPITAL STOCK TRANSACTIONS (Note 5)
    Shares sold
       Investor Class                                             2,514,075         134,350
       Institutional Class                                               --       2,829,758
       Class A                                                       24,087         107,272
    Distributions reinvested
       Investor Class                                             2,920,180       2,670,873
       Institutional Class                                               --       3,427,571
       Class A                                                      192,020         209,069
    Shares exchanged
       Investor Class                                                    --      45,096,552
       Institutional Class                                               --     (45,096,552)
    Shares redeemed
       Investor Class                                           (34,788,895)     (7,308,903)
       Institutional Class                                               --      (8,718,151)
       Class A                                                     (227,161)       (364,481)
                                                              -------------   -------------
    Increase (decrease) in net assets from capital stock
     transactions                                               (29,365,694)     (7,012,642)
                                                              -------------   -------------

NET ASSETS
    Increase (decrease) during year                             (52,878,777)    (20,106,276)
    Beginning of year                                            83,627,821     103,734,097
                                                              -------------   -------------
End of year (including undistributed net investment
   income of $966,055 and $922,326, respectively)             $  30,749,044   $  83,627,821
                                                              =============   =============

See Notes to Financial Statements

                                CSI Equity Fund

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                                   Investor Class
                                                 ----------------------------------------------------------------
                                                                                    Years ended
                                                                                     August 31,
                                                 ----------------------------------------------------------------
                                                      2009/(1)/      2008/(1)(E)/     2007              2006
                                                 ------------    ---------------  --------  -----------
Net asset value, beginning of year               $  16.72        $  19.33         $  17.02  $  15.52
                                                 --------        --------         --------  --------
Investment activities
   Net investment income (loss)                      0.30            0.19             0.12      0.15
   Net realized and unrealized gain (loss) on
    investments                                     (3.50)          (1.54)            2.81      1.50
                                                 --------        --------         --------  --------
   Total from investment activities                 (3.20)          (1.35)            2.93      1.65
                                                 --------        --------         --------  --------
Distributions
   Net investment income                            (0.11)          (0.23)              --     (0.15)
   Net realized gain                                (1.00)          (1.03)           (0.62)       --
                                                 --------        --------         --------  --------
   Total distributions                              (1.11)          (1.26)           (0.62)    (0.15)
                                                 --------        --------         --------  --------
Net asset value, end of year                     $  12.41        $  16.72         $  19.33  $  17.02
                                                 ========        ========         ========  ========

Total Return                                       (18.27%)         (7.57%)          17.40%    10.67%
Ratios/Supplemental Data
Ratio to average net assets/(A)/
   Expenses, net                                     0.99% /(A)/     1.18% /(D)/      1.46%     1.52% /(A)(B)(C)/
   Net investment income (loss)                      2.47%           1.05%            0.55%     0.61%
Portfolio turnover rate                             16.90%          14.12%           13.54%     9.90%
Net assets, end of year (000's)                  $ 28,401        $ 80,445         $ 45,073  $ 42,528

                                                 -------------------


                                                 -------------------
                                                           2005
                                                 ----------
Net asset value, beginning of year               $  14.20
                                                 --------
Investment activities
   Net investment income (loss)                      0.09
   Net realized and unrealized gain (loss) on
    investments                                      1.26
                                                 --------
   Total from investment activities                  1.35
                                                 --------
Distributions
   Net investment income                            (0.03)
   Net realized gain                                   --
                                                 --------
   Total distributions                              (0.03)
                                                 --------
Net asset value, end of year                     $  15.52
                                                 ========

Total Return                                         9.50%
Ratios/Supplemental Data
Ratio to average net assets/(A)/
   Expenses, net                                     1.49% /(A)(C)/
   Net investment income (loss)                      0.74%
Portfolio turnover rate                             17.51%
Net assets, end of year (000's)                  $ 66,112

/(1)/ Per share amounts calculated using the average share method.

/(A)/ Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.41% for the year ended August 31, 2009, 0.05% for the year ended August 31, 2006 ended and 0.04% for the year ended August 31, 2005.

/(B) /Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August 31, 2006.

/(C)/ Expense ratio reflects the effect of the custodian fee credits, fee waivers and reimbursements.

/(D)/ Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.01% for the year ended August 31, 2008.

/(E) /The Board of Directors of The World Funds, Inc. approved the re-designation of Institutional Shares of the Fund as Investor Shares effective August 21, 2008.

See Notes to Financial Statements

                                CSI Equity Fund

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                        Class A
                                                               ---------------------------------------------------------
                                                                Year ended    Year ended   Year ended       Period
                                                                August 31,    August 31,   August 31,  March 1, 2006 to
                                                                2009/(1)/     2008/(1)/       2007     August 31, 2006*
                                                               ----------    ----------    ---------- ----------------
Net asset value, beginning of period                           $ 16.69       $ 19.22       $ 16.99    $ 16.47
                                                               -------       -------       -------    -------
Investment activities
    Net investment income (loss)                                  0.26          0.12          0.04       0.07
    Net realized and unrealized gain (loss) on investments       (3.53)        (1.50)         2.81       0.45
                                                               -------       -------       -------    -------
    Total from investment activities                             (3.27)        (1.38)         2.85       0.52
                                                               -------       -------       -------    -------
Distributions
    Net investment income                                        (0.10)        (0.12)           --         --
    Net realized gain                                            (1.00)        (1.03)        (0.62)        --
                                                               -------       -------       -------    -------
    Total distributions                                          (1.10)        (1.15)        (0.62)        --
                                                               -------       -------       -------    -------
Net asset value, end of period                                 $ 12.32       $ 16.69       $ 19.22    $ 16.99
                                                               =======       =======       =======    =======

Total Return                                                    (18.71%)       (7.73%)       16.95%      3.16%/**/
Ratios/Supplemental Data
Ratio to average net assets/ (A)/
    Expenses, net                                                 1.34%/(A)/    1.53%/(C)/    1.81%      1.87%/(A)(B)**/
    Net investment income                                         2.27%         0.69%         0.20%      0.77%/**/
Portfolio turnover rate                                          16.90%        14.12%        13.54%      9.90%
Net assets, end of period (000's)                              $ 2,348       $ 3,183       $ 3,724    $ 3,670

/*/ Class A Shares acquired in merger on March 1, 2006. (See Note 6)

/**/ Annualized

/(1) /Per share amounts calculated using the average share method.

/(A) /Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income by 0.41% for the year ended August 31, 2009 and by 0.05% for the period ended August 31, 2006.

/(B) /Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the period ended August 31,2006.

/(C)/ Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.01% for the year ended August 31, 2008.

See Notes to Financial Statements

                                CSI Equity Fund

CSI EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2009
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The CSI Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 (Investor
Class: 15,000,000; Institutional Class: 10,000,000; Class A: 15,000,000; Class
C: 10,000,000) of its 1,500,000,000 shares of $.01 par value common stock. Effective January 17, 2008 Class A shares were closed to new investors. Effective August 21, 2008, Institutional Class shares were re-designated as Investor Class shares. The Fund currently offers the Investor Class of shares to new investors.

      The objective of the Fund is to seek to achieve long-term capital growth by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Valuation

      The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by TWF, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless TWF is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

                                CSI Equity Fund

      The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value ("NAV") per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund's investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

      When TWF uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. TWF's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the TWF's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

      Various inputs are used in determining the value of a Fund's investments. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the inputs used to value the Fund's investments as of August 31, 2009:

                                  Level 2            Level 3
                  Level 1    Other Significant     Significant
               Quoted Prices Observable Inputs Unobservable Inputs    Total
               ------------- ----------------- ------------------- ------------
Common Stocks  $ 29,868,150        $ --               $ --         $ 29,868,150
Money Market        636,190          --                 --              636,190
               ------------        ----               ----         ------------
               $ 30,504,340        $ --               $ --         $ 30,504,340
               ============        ====               ====         ============

      Refer to the Fund's Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the year.

      On September 1, 2008, the Fund adopted FASB Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 amends and expands disclosures about derivative instruments and hedging activities. SFAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management has determined that the adoption of SFAS 161 had no impact on the Fund's financial statements.

                                CSI Equity Fund

Security Transactions and Income

      Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

      Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

      In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

      The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

      Management has reviewed the Fund's tax positions for each of the open tax years (2005-2008), and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund's tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

      Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended August 31, 2009, the Fund decreased accumulated net investment income (loss) by $622,432, decreased accumulated net realized gain (loss) on investments by $79 and increased paid-in capital by $622,511. These reclassifications have no effect on net assets or net asset value per share.

Class Net Asset Values and Expenses

      All income, expenses, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and transfer agency expenses are allocated to the particular class to which they are attributable. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

                                CSI Equity Fund

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

      Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 0.50% of average daily net assets of the Fund. Prior to January 1, 2008, the Advisor was entitled to a monthly fee equal to an annual rate of 1.00% of the Fund's average daily net assets. Beginning January 1, 2008, the Advisor has contractually agreed to reduce its advisory fee to 0.50%. For the year ended August 31, 2009, CSI earned $197,016, voluntarily waived $42,528 in investment management fees and reimbursed expenses of $88,539.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the Fund's average daily net assets. CSS earned $47,392 in administrative fees for the year ended August 31, 2009. Additionally, of the $37,916 of filing and registration fees expense incurred, CSS received $6,015 for hourly services provided to the Fund and of the $39,920 of shareholder services and reports expense incurred, CSS received $1,865 for hourly services provided to the Fund.

      CSS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 0.99% of daily average net assets for the Investor Class and 1.34% of daily average net assets for Class
A. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). The Administrator will be entitled to reimbursement of fees waived or remitted by the Administrator to the Fund. The total amount of reimbursement recoverable by the Administrator is the sum of all fees previously waived or remitted by the Administrator to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Administrator with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursement remaining as of August 31, 2009 was $29,490, which will expire August 31, 2012. The Administrator waived $6,850 of its fees and reimbursed expenses of $22,640.

      The Fund has adopted a Distribution Plan (the "Plan") for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.35% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. For the year ended August 31, 2009, there were $7,787 in Class A 12b-1 expenses incurred.

      First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the year ended August 31, 2009, FDCC received $1,110 in fees and commissions from the sale of Fund shares.

      Commonwealth Fund Services, Inc. ("CFSI") is the Fund's Transfer and Dividend Disbursing Agent. CFSI earned $56,654, for its services for the year ended August 31, 2009.

                                CSI Equity Fund

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA earned $20,531 for its services for the year ended August 31, 2009.

      Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CSI, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended August 31, 2009, aggregated $6,627,671 and $37,703,670, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

      The tax character of distributions paid during the year ended August 31, 2009 and for the year ended August 31, 2008 was as follows:

                                                 Year ended      Year ended
                                               August 31, 2009 August 31, 2008
                                               --------------- ---------------
 Distributions paid from:
 Ordinary income                                 $   299,894     $ 1,206,849
 Accumulated net realized gain on investments      2,832,137       5,121,247
                                                 -----------     -----------
 Total distributions                             $ 3,132,031     $ 6,328,096
                                                 ===========     ===========

      As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

    Undistributed net investment income (loss)                 $    966,055
    Post October losses **                                       (2,751,196)
    Accumulated net realized gain (loss) on investments          (4,630,823)
    Net unrealized appreciation (depreciation) of investments     5,455,578
                                                               ------------
                                                               $   (960,386)
                                                               ============

      ** Under current tax law, capital losses realized after October 31, and prior to the Fund's fiscal year end, may be deferred as occurring on the first day of the following year.

      As of August 31, 2009, the Fund has a capital loss carryforward of $4,630,823 available to offset future capital gains, if any. To the extent that the carryforward is used to offset future capital gains, the amount which is offset will not be distributed to shareholders. This carryforward will expire in 2017.

                                CSI Equity Fund

      The difference between components of distributable earnings on a book and tax basis is primarily due to the deferral of post-October losses.

      As of August 31, 2009, cost for Federal income tax purpose is $25,048,762 and net unrealized appreciation (depreciation) consists of:

           Gross unrealized appreciation               $  6,999,596
           Gross unrealized depreciation                 (1,544,018)
                                                       ------------
           Net unrealized appreciation (depreciation)  $  5,455,578
                                                       ============

NOTE 5 - CAPITAL STOCK TRANSACTIONS

      Capital stock transactions for each class of shares were:

                                  Investor Class              Class A
                                    Year ended               Year ended
                                 August 31, 2009          August 31, 2009
                            -------------------------  ---------------------
                              Shares        Value       Shares      Value
                            ----------  -------------  -------  ------------
   Shares sold                 219,567  $   2,514,075    2,137    $   24,087
   Shares reinvested           267,906      2,920,180   17,665       192,020
   Shares redeemed          (3,010,183)   (34,788,894) (19,888)     (227,161)
                            ----------  -------------  -------  ------------
   Net increase (decrease)  (2,522,710) $ (29,354,639)     (86) $    (11,054)
                            ==========  =============  =======  ============

                              Investor Class           Institutional Class            Class A
                                Year ended                 Year ended                Year ended
                             August 31, 2008             August 31, 2008          August 31, 2008
                         -----------------------  -------------------------     -------------------
                           Shares       Value       Shares          Value        Shares     Value
                         ---------  ------------  ----------  -------------     -------  ----------
Shares sold                  7,644  $    134,350     154,541  $   2,829,758       5,864  $  107,272
Shares reinvested          143,959     2,670,873     184,996      3,427,571      11,295     209,069
Shares exchanged         2,710,129    45,096,552  (2,710,129)   (45,096,552)         --          --
Shares redeemed           (381,924)   (7,308,903)   (476,054)    (8,718,151)/*/ (20,225)   (364,481)
                         ---------  ------------  ----------  -------------     -------  ----------
Net increase (decrease)  2,479,808  $ 40,592,872  (2,846,646) $ (47,557,374)     (3,066) $  (48,140)
                         =========  ============  ==========  =============     =======  ==========

      /*/Net of redemption fees of $1,267.

NOTE 6 - SUBSEQUENT EVENTS

      Management has evaluated all transactions and events subsequent to the date of the balance sheet through October 30, 2009, the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

                                CSI Equity Fund

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
World Funds, Inc.
Richmond, Virginia

We have audited the accompanying statement of assets and liabilities of the CSI Equity Fund, a series of The World Funds, Inc., including the schedule of investments as of August 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the CSI Equity Fund as of August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States of America.

                                    TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2009

                                CSI Equity Fund

SUPPLEMENTAL INFORMATION (unaudited)
The World Funds, Inc.
(the "Company")

Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and birth years of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

Name, Address and Year Born  Position(s) Held  Number of  Principal Occupation(s) During the Past    Other
                             with Company      Funds in   Five (5) Years                             Directorships
                             and Tenure        Company                                               by Directors
                                               Overseen                                              and Number of
                                                                                                     Funds in the
                                                                                                     Complex
                                                                                                     Overseen
-------------------------------------------------------------------------------------------------------------------
Interested Directors:
-------------------------------------------------------------------------------------------------------------------
 * John Pasco, III /(1)/      Chairman,           9       Treasurer and Director of                   The World
 8730 Stony Point Parkway     Director and                Commonwealth Shareholder Services,          Insurance
 Suite 205                    Treasurer                   Inc. ("CSS"), the Company's                 Trust - 1
 Richmond, VA 23235           since May,                  Administrator, since 1985; President and    Fund;
 (1945)                       1997                        Director of First Dominion Capital Corp.
                                                          ("FDCC"), the Company's underwriter;
                                                          President and Director of
                                                          Commonwealth Fund Services, Inc., the
                                                          Company's Transfer and Disbursing
                                                          Agent since 1987; President and
                                                          Treasurer of Commonwealth Capital
                                                          Management, Inc. since 1983 ; President
                                                          of Commonwealth Capital Management,
                                                          LLC, the adviser to the Fund and the
                                                          adviser to the Satuit Capital Small Cap
                                                          Fund series of the Company, from
                                                          December, 2000 to October, 2007;
                                                          President and Director of
                                                          Commonwealth Fund Accounting, Inc.,
                                                          which provides bookkeeping services to
                                                          the Company; and Chairman, Trustee
                                                          and Treasurer of The World Insurance
                                                          Trust, a registered investment company,
                                                          since May, 2002. Mr. Pasco is a certified
                                                          public accountant.

                                CSI Equity Fund

Name, Address and Year Born  Position(s) Held  Number of  Principal Occupation(s) During the Past      Other
                             with Company      Funds in   Five (5) Years                               Directorships
                             and Tenure        Company                                                 by Directors
                                               Overseen                                                and Number of
                                                                                                       Funds in the
                                                                                                       Complex
                                                                                                       Overseen
----------------------------------------------------------------------------------------------------------------------
Non-Interested Directors:
----------------------------------------------------------------------------------------------------------------------
 Samuel Boyd, Jr.            Director since      9        Retired. Manager of the Customer             The World
 8730 Stony Point Parkway    May, 1997                    Services Operations and Accounting           Insurance
 Suite 205                                                Division of the Potomac Electric Power       Trust - 1
 Richmond, VA 23235                                       Company from August, 1978 until April,       Fund; Satuit
 (1940)                                                   2005; a Trustee of The World Insurance       Capital
                                                          Trust, a registered investment company,      Management
                                                          since May, 2002; a Trustee of Satuit         Trust - 2
                                                          Capital Management Trust, a registered       Funds;
                                                          investment company, since October,
                                                          2002 and a Trustee of Janus Advisors
                                                          Series Trust, a registered investment
                                                          company, from 2003 to 2005.
----------------------------------------------------------------------------------------------------------------------
 William E. Poist            Director since      9        Financial and Tax Consultant through his     The World
 8730 Stony Point Parkway    May, 1997                    firm Management Funds Consulting for         Insurance
 Suite 205                                                Professionals since 1974; a Trustee of       Trust - 1
 Richmond, VA 23235                                       Satuit Capital Management Trust, a           Fund and
 (1939)                                                   registered investment company, since         Satuit Capital
                                                          November, 2003; and a Trustee of The         Management
                                                          World Insurance Trust, a registered          Trust - 2
                                                          investment company, since May, 2002.         Funds;
                                                          Mr. Poist is a certified public accountant.
----------------------------------------------------------------------------------------------------------------------
 Paul M. Dickinson           Director since      9        President of Alfred J. Dickinson, Inc.       The World
 8730 Stony Point Parkway    May, 1997                    Realtors since April, 1971; a Trustee of     Insurance
 Suite 205                                                Satuit Capital Management Trust, a           Trust - 1
 Richmond, VA 23235                                       registered investment company, since         Fund and
 (1947)                                                   November, 2003 and Trustee of The            Satuit Capital
                                                          World Insurance Trust, a registered          Management
                                                          investment company, since May, 2002.         Trust - 2
                                                                                                       Funds;
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Officers:
----------------------------------------------------------------------------------------------------------------------
 * Leland H. Faust           President of        N/A      President of CSI Capital Management,         N/A
 600 California Street       the CSI Equity               Inc., a registered investment adviser,
 18/th/ Floor                Fund series                  since 1978. Partner in the law firm
 San Francisco, CA 94108     since October,               Taylor & Faust since September, 1975.
 (1946)                      1997

                                CSI Equity Fund

Name, Address and Year Born  Position(s) Held  Number of  Principal Occupation(s) During the Past   Other
                             with Company      Funds in   Five (5) Years                            Directorships
                             and Tenure        Company                                              by Directors
                                               Overseen                                             and Number of
                                                                                                    Funds in the
                                                                                                    Complex
                                                                                                    Overseen
------------------------------------------------------------------------------------------------------------------
Officers (continued):
------------------------------------------------------------------------------------------------------------------
 Karen M. Shupe              Secretary since     N/A      Managing Director, Commonwealth               N/A
 8730 Stony Point Parkway    2005 and                     Shareholder Services, since 2003.
 Suite 205                   Treasurer                    Financial Reporting Manager,
 Richmond, VA 23235          since June,                  Commonwealth Shareholder Services,
 (1964)                      2006                         Inc. from 2001 to 2003.
------------------------------------------------------------------------------------------------------------------
 David D. Jones, Esq.        Chief               N/A      Managing Member, Drake Compliance,            N/A
 395 Sawdust Road,           Compliance                   LLC, a regulatory consulting firm, since
 Suite 2137                  Officer since                2004. Principal Attorney, David Jones &
 The Woodlands, TX 77380     June, 2008                   Assoc., P.C., a law firm, since 1998.
 (1957)

/(1)/Mr. Pasco is considered to be an "interested person" of the Company as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the Eastern European Equity Fund; (3) he is a managing member of Third Millennium Investment Advisors, LLC, which serves as the investment adviser to the Third Millennium Russia Fund; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, Commonwealth Fund Accounting, pricing agent, and Commonwealth Fund Services, Inc., the Company's Transfer and Disbursing Agent.

                                CSI Equity Fund

CSI EQUITY FUND

SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                CSI Equity Fund

Investment Adviser:

   CSI Capital Management, Inc.
   600 C California Street, 18/th/ Floor
   San Francisco, California 94108

Distributor:

   First Dominion Capital Corp.
   8730 Stony Point Parkway, Suite 205
   Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
   1818 Market Street, Suite 2400
   Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity Fund's Transfer Agent:

   Commonwealth Fund Services, Inc.
   8730 Stony Point Parkway, Suite 205
   Richmond, Virginia 23235
   (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call CSI Funds at (800) 527-9525, Toll Free or visit our website at www.theworldfunds.com.

                         Annual Letter to Shareholders

                         THIRD MILLENNIUM RUSSIA FUND

                      For the Year Ended August 31, 2009

For the fiscal year ended August 31/st/, the Fund was down approximately 45%.

As suggested in the Semi-Annual Letter, the year after this decline in the Fund's performance is indeed being followed, as of this writing, by an over 90% increase. Of course, this does not make investors whole and such future continued performance cannot be assured.

The numbers for our core investments tell the story (all numbers are for periods ending August 31, 2009 and are rounded to the nearest full percent):

..  Despite the out performance in commodities -- fertilizers and steel, in addition to oil and gas -- it is the retail sector, and our two supermarket chains, which have performed best, reflecting the still viable consumer boom in Russia. Magnit was up 198% for the final six months of the period and actually posted a positive 25% for the full twelve months ended
   August 31/st/, 2009. X5 was up 181% for the last 6 months of the period, down 29% for the full 12 months....As of August 31/st/, 2009, the consumer sector was 16.5% of the Fund's portfolio.

..  Oil: Tatneft, TNK BP, Rosneft, Gazpromneft and Lukoil, up 114% 109%, 78%,
   65% and 55%, respectively, for final 6 months; down 24%, 20%, 29%, 34% and 37%, respectively, for the full 12 months. Oil was 20.6% of the Fund's portfolio.

.. Gas: Novatek, up 68% for the final 6 months and down 46% for the full 12 months, and Gazprom, up 58% for the final 6 months and down 48% for the full 12 month period Gas was 7.3% of the Fund's portfolio.

..  Sberbank, up 274% for the final 6 months of the period and down 37% for full
   12 months. As the only financial stock in the portfolio, it was 4.1% of the Fund's portfolio.

.. Uralkaly (fertilizers), up 198% for the final 6 months and down 58% for the full 12 months. Overall, the chemicals and fertilizer sector in the Fund's portfolio was 9%.

.. In cell phones, Vimpelcom was up 195% for final 6 months of the period and was down 36% for full 12 months and Mobile Telesystems was up 83% for final 6 months and down 36% for the full 12 months. The telecom sector was 7.6% of the Fund's portfolio.

..  Steel companies: Mechel, TMK, Evraz, Novo Lipetsk and Severstal, up 134%,
   96%, 79%, 76% and 63%, respectively, for the final 6 months, and down 52%, 67%, 69%, 39% and 61%, respectively, for the full 12 months. Steel was 9.7% of the Fund's portfolio.

We believe these dramatic swings demonstrate the virtue of holding onto core positions with strong fundamentals which often experience investor interest and market performance in a market recovery after suffering dramatic losses.

The Russian Economy. Nevertheless, it is fair to say that, given the significant decline in Russia's GDP this year, the "domestic boom economy", while still alive, has given way to the traditional role of commodity exporters as the favorites of investors, as China and east Asia in general have continued to buy what Russia has for sale.

On the Russian company level, margins have been protected through tight cost control and we do not foresee cost inflation to return quickly. Hence, a pick up in revenues could lead to significant earnings growth. The general market is currently trading at an average P/E of 7.6. Top down, we think there is about a 30% upside potential for earnings. If our forecasting is correct, the recent pessimism that Russia's growth is over could easily be proven wrong.

The current market rally, we believe, is fundamentally justified, largely being driven by a reduction in risk premiums - which appear to had clearly overshot, and some improvement in earnings expectations for exporters on the back of commodity price forecasts.

Utility sector. Given industrial under utilization, most Russian energos appear to be operating well below capacity. The lack of tariff relief and cash flow have left many energos unable to mount the capital expenditures needed to modernize Soviet era equipment. A dramatic example of the risks posed by this deprivation occurred recently when three of the four turbine generators at RusHydro's largest hydroelectric facility were destroyed. A further problem in the hydroelectric arena is the predatory practices of the aluminum monopoly which, through transfer and product pricing strategies, starves utilities it controls of the capital needed for proper maintenance and capital expenditures. We shall see whether or not this crisis has finally come to the attention of the central authorities in the near future.

Oil strike. During the fiscal year, your Fund invested in a private oil E&P company working in the Crimea part of Ukraine. A recent development has been an oil strike. Further drilling will continue in the area.

Bonds. As we did back in the mid-decade, we have taken a position in four corporate bonds and the sovereign. Annualized returns thus far have been around 30% which provide a welcome anchor in what can be stormy equity seas.

Thank you for your continuing support.

John T. Connor,
Portfolio Manager

                      COMPARISON OF $10,000 INVESTMENT IN
             THIRD MILLENNIUM RUSSIA FUND CLASS A VS. THE RTS INDEX

                                    [CHART]

                             THIRD MILLENNIUM RUSSIA FUND        THE RTS INDEX
                             ----------------------------        -------------
            10/1/1998                     10                         10
            8/31/1999                     13                         25
            8/31/2000                     25                         58
            8/31/2001                     21                         50
            8/31/2002                     26                         81
            8/31/2003                     40                         56
            8/31/2004                     53                         142
            8/31/2005                     83                         214
            8/31/2006                     111                        396
            8/31/2007                     132                        466
            8/31/2008                     125                        400
            8/31/2009                     68                         259

           Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

[END CHART]

--------------------------------------------------------------------------------

                                                    Class A Shares
                         -------------------------------------------------------------------
                                                       Average Annual Return
                                       -----------------------------------------------------
                         Total Return
                           One Year     Five Years   Ten Years Ended     Since Inception
                         Ended 8/31/09 Ended 8/31/09    8/31/2009    10/01/1998 to 08/31/2009
                         ------------- ------------- --------------- ------------------------
Third Millennium Russia
  Fund                      (48.69%)        4.13%         17.03%              19.23%
RTS Index                   (35.21%)       12.78%         26.39%              34.70%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
--------------------------------------------------------------------------------

The RTS Index is a capitalization-weighted index that is calculated in U.S. dollars. The index tracks the performance of Russia's most active stocks traded on the RTS.

(Thecomparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                         COMPARISON OF $10,000 INVESTMENT IN
             THIRD MILLENNIUM RUSSIA FUND CLASS C VS. THE RTS INDEX

                                    [CHART]

                             THIRD MILLENNIUM RUSSIA FUND        THE RTS INDEX
                             ----------------------------        -------------
            12/03/03                      10                         10
            8/31/04                       11                         11
            8/31/05                       16                         17
            8/31/06                       21                         30
            8/31/07                       25                         35
            8/31/08                       23                         30
            8/31/09                       13                         19


           Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

[END CHART]

--------------------------------------------------------------------------------

                                                      Class C Shares
                              --------------------------------------------------------------
                                                              Average Annual Return
                                                    ----------------------------------------
                              Total Return One Year Five Years Ended     Since Inception
                                  Ended 8/31/09         8/31/09      10/01/1998 to 08/31/2009
                              --------------------- ---------------- ------------------------
Third Millennium Russia Fund         (47.15%)             3.30%                4.19%
RTS Index                            (35.21%)            12.78%               12.26%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
--------------------------------------------------------------------------------

TheRTS Index is a capitalization-weighted index that is calculated in U.S.
   dollars. The index tracks the performance of Russia's most active stocks traded on the RTS.

(Thecomparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                      COMPARISON OF $10,000 INVESTMENT IN
             THIRD MILLENNIUM RUSSIA FUND CLASS I VS. THE RTS INDEX

                                    [CHART]

                             THIRD MILLENNIUM RUSSIA FUND        THE RTS INDEX
                             ----------------------------        -------------
             1/30/04                     10                         10
             8/31/04                     10                         10
             8/31/05                     17                         14
             8/31/06                     24                         27
             8/31/07                     28                         31
             8/31/08                     27                         27
             8/31/09                     15                         17



           Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

[END CHART]

--------------------------------------------------------------------------------

                                                   Class I Shares
                              --------------------------------------------------------
                                                         Average Annual Return
                                                 -------------------------------------
                               Total Return One   Five Years       Since Inception
                              Year Ended 8/31/09 Ended 8/31/09 01/30/2004 to 08/31/2009
                              ------------------ ------------- ------------------------
Third Millennium Russia Fund        (45.46%)          8.19%              7.15%
RTS Index                           (35.21%)         12.78%             10.47%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
--------------------------------------------------------------------------------

The RTS Index is a capitalization-weighted index that is calculated in U.S. dollars. The index tracks the performance of Russia's most active stocks traded on the RTS.

(Thecomparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

Important Disclosures

The Fund's prospectus contains important information about the Fund's investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund's prospectus by calling 1-800-527-9525. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund's Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of August 31, 2009 and are subject to change at any time.

Index Definition

The RTS Index is a capitalization-weighted index that is calculated in U.S. dollars. The index tracks the performance of Russia's most active stocks traded on the RTS.

THIRD MILLENNIUM RUSSIA FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and within two years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution fees (12b-1) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2009 and held for the six months ended August 31, 2009.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
                                                                            Expenses Paid During
                                          Beginning Account Ending Account         Period*
                                                Value            Value      March 1, 2009 through
CLASS A                                     March 1, 2009   August 31, 2009    August 31, 2009
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Actual                                         $1,000          $1,904.11           $20.13
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000          $1,011.25           $13.94
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

                                                                            Expenses Paid During
                                          Beginning Account Ending Account         Period*
                                                Value            Value      March 1, 2009 through
CLASS C                                     March 1, 2009   August 31, 2009    August 31, 2009
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Actual                                         $1,000          $1,900.41           $25.59
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000          $1,007.50           $17.71
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

                                                                            Expenses Paid During
                                          Beginning Account Ending Account         Period*
                                                Value            Value      March 1, 2009 through
CLASS I                                     March 1, 2009   August 31, 2009    August 31, 2009
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Actual                                         $1,000          $1,925.36           $18.43
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000          $1,012.50           $12.68
-------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.


                          THIRD MILLENNIUM RUSSIA FUND
      PORTFOLIO HOLDINGS, BY INDUSTRY SECTOR, AS PERCENTAGE OF NET ASSETS
                              AS OF AUGUST 31, 2009

                                    [CHART]

                                                        Percentage of Net
                Industry Sector                              Assets
                ---------------                        --------------------
                Agriculture/Chemicals                        6.37%
                Cellular Telecommunication                   7.58%
                Construction                                 1.62%
                Consumer                                    15.27%
                Financial                                    4.08%
                Gas Distribution                             7.28%
                Natural Resources                            2.69%
                Oil Distribution                            20.58%
                Steel                                        9.66%
                Utilities                                    9.21%
                Corporate Bonds                              9.22%

                         THIRD MILLENNIUM RUSSIA FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                August 31, 2009

       Number
         of                                          % of         Fair
       Shares   Security Description              Net Assets      Value
       ------   --------------------              ----------      -----

                COMMON STOCK                           84.34%

                AGRICULTURE/CHEMICALS                   6.38%
          4,592 Silvinit Preferred                            $   1,148,000
         20,000 Stirol Concern ADR*                                  71,755
        100,000 Uralkaliy*                                        1,910,000
                                                              -------------
                                                                  3,129,755
                                                              -------------

                CELLULAR TELECOMMUNICATION              7.58%
         50,000 Mobile Telesystems ADR*                           2,169,000
        100,511 Vimpel Communications ADR*                        1,551,890
                                                              -------------
                                                                  3,720,890
                                                              -------------

                CONSTRUCTION                            1.62%
      1,000,000 Russian Infrastructure*                             794,472
                                                              -------------

                CONSUMER                               15.27%
      2,500,000 Bohdan Automobile Plant*                             52,817
         68,667 Data Art Enterprises, Inc.*/(1)/                    699,998
         71,450 IBS Group Holding GDR*                              405,025
        215,000 Magnit OJSC Spon GDR                              2,463,900
        100,000 Sistema Hals GDR*                                    50,000
        120,000 Sollers                                           1,080,000
        141,664 X-5 Retail Group*                                 2,744,032
                                                              -------------
                                                                  7,495,772
                                                              -------------

                FINANCIAL                               4.08%
      1,350,000 Sberbank RF                                       2,002,050
                                                              -------------

                GAS DISTRIBUTION                        7.28%
         65,000 Gazprom OAO Spon ADR                              1,316,900
         55,000 Novatek OAO Spon GDR                              2,177,450
        183,554 Teton Energy Corporation*                            80,782
                                                              -------------
                                                                  3,575,132
                                                              -------------

  Number
    of                                                          % of         Fair
  Shares   Security Description                              Net Assets      Value
  ------   --------------------                              ----------      -----

           NATURAL RESOURCES                                       2.69%
   248,000 Ferrexpo PLC                                                  $     630,597
    11,000 Vsmpo-Avisma                                                        693,000
                                                                         -------------
                                                                             1,323,597
                                                                         -------------

           OIL DISTRIBUTION                                       20.58%
    85,000 Gazprom Neft Spon ADR                                             1,483,250
    50,000 Lukoil Oil Co. ADR                                                2,465,000
   400,000 Rosneft Oil GDR                                                   2,580,000
    76,666 Tatneft Spon ADR                                                  1,916,650
 1,220,570 TNK-BP Holding ORD                                                1,659,365
                                                                         -------------
                                                                            10,104,265
                                                                         -------------

           STEEL                                                   9.66%
    58,000 Evraz Group GDR                                                   1,574,700
   130,000 Mechel Steel Group                                                1,587,300
    30,000 Novolipetsk Steel GDR*                                              720,000
    38,500 Severstal GDR                                                       286,055
    50,000 TMK - GDR                                                           575,000
                                                                         -------------
                                                                             4,743,055
                                                                         -------------

           UTILITIES                                               9.20%
     3,280 AU Energy/*(1)/                                                   1,000,000
95,455,000 Federal Grid Co. Unified Energy System Spon GDR*                    801,822
 9,770,000 IDGC Holding JSC*                                                   552,005
   987,343 Rengen SHS*/(1)/                                                  1,549,901
17,647,269 RusHydro*                                                           612,360
                                                                         -------------
                                                                             4,516,088
                                                                         -------------

           TOTAL COMMON STOCKS
           (Cost: $52,093,391)                                              41,405,076
                                                                         -------------

                                                                          % of        Fair
   Par     Security Description                                        Net Assets     Value
   ---     --------------------                                        ----------     -----

           CORPORATE BONDS                                                   9.22%
   900,000 Gaz Capital SA 6.212% 11/22/16 (Gas Distribution)                           804,690
 1,190,000 Lukoil Intl Fin 6.656% 6/7/22 (Oil Distribution)                          1,076,950
   954,000 Mobile Telesystems 8% 1/28/12 (Cellular Telecommunication)                  986,198
   624,000 Russian Fed S/UP 3/31/30 REGS (Financial)                                   639,600
 1,020,000 TNK-BP Finance 7.573% 3/13/13 (Financial)                                 1,017,450
                                                                                   -----------

           TOTAL CORPORATE BONDS                                                     4,524,888
                                                                                   -----------
           (Cost: $4,054,570)

           TOTAL INVESTMENTS
           (Cost: $56,147,961)                                              93.56%  45,929,964
           Other assets, net of liabilities                                  6.44%   3,159,291
                                                                           ------  -----------

           NET ASSETS                                                      100.00% $49,089,255
                                                                           ======  ===========

*Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date fo the Fund's related balance sheet).

/(1)/Restricted Security and affiliated issuer (See Note 6). The aggregate value of such securities is 3.46% of net assets and they have been fair valued under procedures established by the Fund's Board of Directors.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.
GDR - Security represented is held by the custodian bank in the form of Global Depositary Receipts.


See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009
--------------------------------------------------------------------------------

ASSETS
 Investments in unaffiliated issuers at fair value (identified cost of $54,419,961) (Note 1)  $ 44,229,966
 Investments in affiliated issuers at fair value (identified cost of $1,728,000)                 1,699,998
 Cash and cash equivalents                                                                         528,654
 Receivable for securities sold                                                                  1,847,996
 Receivable for capital stock sold                                                                 101,325
 Dividends receivable                                                                              675,703
 Interest receivable                                                                                96,182
 Prepaid expenses                                                                                   38,097
                                                                                              ------------
   TOTAL ASSETS                                                                                 49,217,921
                                                                                              ------------

LIABILITIES
 Payable for capital stock redeemed                                                                 12,511
 Accrued investment management fees                                                                 46,332
 Accrued 12b-1 fees                                                                                 17,590
 Accrued administrative and transfer agency fees                                                    10,235
 Accrued accounting fees                                                                            16,343
 Accrued custody fees                                                                               17,777
 Other accrued expenses                                                                              7,878
                                                                                              ------------
   TOTAL LIABILITIES                                                                               128,666
                                                                                              ------------

NET ASSETS                                                                                    $ 49,089,255
                                                                                              ============
 Net Assets Consist of:
 Paid-in-capital applicable to 3,149,953 $0.01 par value shares of beneficial interest
   outstanding                                                                                $ 85,328,155
 Accumulated net investment income (loss)                                                          (32,784)
 Accumulated net realized gain (loss) on investments and foreign currency transactions         (25,962,513)
 Net unrealized appreciation (depreciation) of investments and foreign currency                (10,243,603)
                                                                                              ------------
 Net Assets                                                                                   $ 49,089,255
                                                                                              ============

NET ASSET VALUE PER SHARE
Class A
($29,270,499/1,914,602 shares outstanding; 20,000,000 authorized)                             $      15.29
                                                                                              ============
MAXIMUM OFFERING PRICE PER SHARE ($15.29 X 100/94.25)                                         $      16.22
                                                                                              ============
Class C
($1,530,560/109,902 shares outstanding; 15,000,000 authorized)                                $      13.93
                                                                                              ============
Class I
($18,288,196/1,125,449 shares outstanding; 15,000,000 authorized)                             $      16.25
                                                                                              ============

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF OPERATIONS

Year ended August 31, 2009
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends (net of $214,409 foreign taxes withheld)                                       $     990,367
 Interest                                                                                       138,079
                                                                                          -------------
   Total investment income                                                                    1,128,446
                                                                                          -------------

EXPENSES
 Investment management fees (Note 2)                                                            767,897
 12b-1 fees, Class A (Note 2)                                                                    67,078
 12b-1 and service fees, Class C (Note 2)                                                        14,194
 Recordkeeping and administrative services (Note 2)                                              97,212
 Accounting fees                                                                                 34,935
 Custodian fees                                                                                  98,594
 Transfer agent fees (Note 2)                                                                   122,635
 Professional fees                                                                               53,129
 Filing and registration fees (Note 2)                                                           53,006
 Compliance fees                                                                                  9,082
 Shareholder servicing and reports (Note 2)                                                      43,110
 Other                                                                                           60,305
                                                                                          -------------
   Total expenses                                                                             1,421,177
   Less management fee waiver (Note 2)                                                         (242,545)
                                                                                          -------------
   Expenses, net                                                                              1,178,632
                                                                                          -------------
   Net investment income (loss)                                                                 (50,186)
                                                                                          -------------

REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  RELATED TRANSACTIONS
   Net realized gain (loss) on investments                                                  (25,672,663)
   Net realized gain (loss) on foreign currency conversions                                     (32,784)
   Net increase (decrease) in unrealized appreciation (depreciation) of investments and
     foreign currency translations                                                          (17,002,672)
                                                                                          -------------
   Net realized and unrealized gain (loss)                                                  (42,708,119)
                                                                                          -------------

   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                      $ (42,758,305)
                                                                                          =============

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended      Year ended
                                                       August 31, 2009 August 31, 2008
                                                       --------------- ---------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                           $    (50,186)   $ (1,185,013)
 Net realized gain (loss) on investments and foreign
   currency transactions                                 (25,705,447)     15,180,850
 Change in unrealized appreciation/depreciation of
   investments                                           (17,002,672)    (23,835,205)
                                                        ------------    ------------
 Increase (decrease) in net assets resulting from
   operations                                            (42,758,305)     (9,839,368)
                                                        ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
 Net realized gain
   Class A                                                (7,727,798)    (14,604,610)
   Class C                                                  (436,878)       (759,609)
   Class I                                                (3,201,875)       (414,690)
                                                        ------------    ------------
 Net distributions                                       (11,366,551)    (15,778,909)
                                                        ------------    ------------

CAPITAL STOCK TRANSACTIONS (NOTE 5)
 Shares sold
   Class A                                                 7,328,807      35,433,844
   Class C                                                   304,475       5,081,530
   Class I                                                17,913,525      24,154,753
 Shares reinvested
   Class A                                                 7,465,341      13,375,051
   Class C                                                   384,103         726,538
   Class I                                                 3,060,717         368,506
 Shares redeemed
   Class A                                               (20,851,898)    (43,102,155)
   Class C                                                  (902,170)     (2,997,831)
   Class I                                               (14,497,208)     (1,975,915)
                                                        ------------    ------------
 Increase (decrease) in net assets from capital stock
   transactions                                              205,692      31,064,321
                                                        ------------    ------------

NET ASSETS
 Increase (decrease) during year                         (53,919,164)      5,446,044
 Beginning of year                                       103,008,419      97,562,375
                                                        ------------    ------------
End of year (including accumulated net investment
  income (loss) of $(32,784) and $0, respectively)      $ 49,089,255    $103,008,419
                                                        ============    ============

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                Class A Shares
                                    ---------------------------------------------------------------------
                                                            Years ended August 31,
                                    ---------------------------------------------------------------------
                                      2009/(1)/      2008/(1)/      2007/(1)/       2006/(1)/       2005
                                    --------       --------       --------       ---------       --------
Net asset value, beginning of year  $  47.18       $  57.62       $  56.35       $   45.44       $  35.66
                                    --------       --------       --------       ---------       --------
Investment activities
 Net investment income (loss)          (0.05)         (0.58)         (0.31)          (0.75)         (0.10)
 Net realized and unrealized gain
   (loss) on investments              (25.55)         (0.51)         10.45           15.01          15.54
                                    --------       --------       --------       ---------       --------
 Total from investment activities     (25.60)         (1.09)         10.14           14.26          15.44
                                    --------       --------       --------       ---------       --------
Distributions
 Net investment income                    --             --             --              --             --
 Net realized gain                     (6.29)         (9.36)         (8.87)          (3.35)         (5.66)
                                    --------       --------       --------       ---------       --------
 Total distributions                   (6.29)         (9.36)         (8.87)          (3.35)         (5.66)
                                    --------       --------       --------       ---------       --------
 Paid in capital from redemption
   fees                                   --           0.01             --              --             --
                                    --------       --------       --------       ---------       --------
Net asset value, end of year        $  15.29       $  47.18       $  57.62       $   56.35       $  45.44
                                    ========       ========       ========       =========       ========

Total Return                          (45.56%)        (4.86%)        19.24%          32.82%         49.25%
Ratios/Supplemental Data
Ratio of expenses to average net
  assets
Ratio to average net assets/(A)/
Expenses                                2.75%          2.75%          2.86%/(B)/      2.89%/(B)/     2.75%
Expense ratio- net                      2.75%/(C)/     2.75%/(C)/     2.75%/(C)/      2.75%/(C)/     2.75%
Net investment income (loss)           (0.33%)        (0.98%)        (0.55%)         (1.42%)        (0.28%)
Portfolio turnover rate                53.64%         47.77%         46.52%          99.47%         87.94%
Net assets, end of year (000's)     $ 29,270       $ 78,375       $ 92,282       $ 127,040       $ 66,165

/(A)/ Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.55% for the year ended August 31, 2009, 0.11% for the year ended August 31, 2008; 0.06% for the year ended August 31, 2007 and 0.41% for the year ended August 31, 2005.

/(B)/ Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.

/(C)/ Expense ratio- net reflects the effect of the management fee waivers and custodian fee credits the fund received.

/(1)/ Per share information has been calculated using the average number of shares outstanding.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                             Class C Shares
                                    --------------------------------------------------------------
                                                         Years ended August 31,
                                    --------------------------------------------------------------
                                      2009/(1)/     2008/(1)/     2007/(1)/     2006/(1)/     2005
                                    --------      --------      --------      --------      ------
Net asset value, beginning of year  $ 45.07       $ 55.88       $ 55.15       $ 44.83       $35.41
                                    -------       -------       -------       -------       ------
Investment activities
 Net investment income (loss)         (0.16)        (0.98)        (0.79)        (1.16)       (0.31)
 Net realized and unrealized gain
   (loss) on investments             (24.69)        (0.47)        10.39         14.83        15.28
                                    -------       -------       -------       -------       ------
 Total from investment activities    (24.85)        (1.45)         9.60         13.67        14.97
                                    -------       -------       -------       -------       ------
Distributions
 Net investment income                   --            --            --            --           --
 Net realized gain                    (6.29)        (9.36)        (8.87)        (3.35)       (5.55)
                                    -------       -------       -------       -------       ------
 Total distributions                  (6.29)        (9.36)        (8.87)        (3.35)       (5.55)
                                    -------       -------       -------       -------       ------

Net asset value, end of year        $ 13.93       $ 45.07       $ 55.88       $ 55.15       $44.83
                                    =======       =======       =======       =======       ======

Total Return                         (46.07%)       (5.75%)       18.56%        31.88%       48.03%
Ratios/Supplemental Data
Ratio of expenses to average net
  assets
Ratio to average net assets/(A)/
 Expenses                              3.50%         3.50%         3.61%/(B)/    3.64%/(B)/   3.50%
 Expense ratio- net                    3.50%/(C)/    3.50%/(C)/    3.50%/(C)/    3.50%/(C)/   3.50%
 Net investment income (loss)         (1.11%)       (1.73%)       (1.30%)       (2.17%)      (1.01%)
Portfolio turnover rate               53.64%        47.77%        46.52%        99.47%       87.94%
Net assets, end of year (000's)     $ 1,531       $ 4,164       $ 2,664       $ 2,664       $  396

/(A)/ Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.55% for the year ended August 31, 2009, 0.11% for the year ended August 31, 2008; 0.06% for the year ended August 31, 2007 and 0.41% for the year ended August 31, 2005.

/(B)/ Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.

/(C)/ Expense ratio- net reflects the effect of the management fee waivers and custodian fee credits the Fund received.

/(1)/ Per share information has been calculated using the average number of shares outstanding.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                   Class I Shares
                                          --------------------------------------------------------------
                                                               Years ended August 31,
                                          --------------------------------------------------------------
                                            2009/(1)/     2008/(1)/    2007/(1)/     2006/(1)/      2005
                                          --------      --------      --------      --------      ------
Net asset value, beginning of year        $ 48.85       $ 59.03        $57.50        $45.47       $35.66
                                          -------       -------        ------        ------       ------
Investment activities
 Net investment income (loss)                0.05         (0.44)        (0.22)        (0.71)          --
 Net realized and unrealized gain
   (loss) on investments                   (26.36)        (0.38)        10.62         16.09        15.54
                                          -------       -------        ------        ------       ------
 Total from investment activities          (26.31)        (0.82)        10.40         15.38        15.54
                                          -------       -------        ------        ------       ------
Distributions
 Net investment income                         --            --            --            --           --
 Net realized gain                          (6.29)        (9.36)        (8.87)        (3.35)       (5.73)
                                          -------       -------        ------        ------       ------
 Total distributions                        (6.29)        (9.36)        (8.87)        (3.35)       (5.73)
                                          -------       -------        ------        ------       ------

Net asset value, end of year              $ 16.25       $ 48.85        $59.03        $57.50       $45.47
                                          =======       =======        ======        ======       ======

Total Return                               (45.46%)       (4.21%)       19.31%        35.46%       49.61%
Ratios/Supplemental Data
Ratio of expenses to average net assets
Ratio to average net assets/(A)/
 Expenses                                    2.50%         2.50%         2.61%/(B)/    2.64%/(B)/   2.50%
 Expense ratio- net                          2.50%/(C)/    2.50%/(C)/    2.50%/(C)/    2.50%/(C)/   2.50%
 Net investment income (loss)                0.35%        (0.73%)       (0.30%)       (1.17%)      (0.02%)
Portfolio turnover rate                     53.64%        47.77%        46.52%        99.47%       87.94%
Net assets, end of year (000's)           $18,288       $20,469        $2,616        $2,631       $5,887

/(A)/ Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.55% for the year ended August 31, 2009, 0.11% for the year ended August 31, 2008; 0.06% for the year ended August 31, 2007 and 0.41% for the year ended August 31, 2005.

/(B)/ Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.

/(C)/ Expense ratio- net reflects the effect of the management fee waivers and custodian fee credits the fund received.

/(1)/ Per share information has been calculated using the average number of shares outstanding.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2009
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Third Millennium Russia Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 (Class A: 20,000,000; Class C: 15,000,000; Class I: 15,000,000)
of its 1,500,000,000 shares of $.01 par value common stock. Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Class I shares. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

      The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

Security Valuation

      The Fund's securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated in U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value ("NAV") is determined as of such times.

      TWF has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

      When the TWF uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. TWF's policy is intended to result in a calculation of the Funds' NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the TWF's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

      Various inputs are used in determining the value of a Fund's investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments.)

      The following is a summary of the inputs used to value the Fund's investments as of August 31, 2009:

                                                Level 2
                                                 Other      Level 3
                                    Level 1   Significant Significant
                                    Quoted    Observable  Unobservable
                                    Prices      Inputs       Inputs       Total
               -                  ----------- ----------- ------------ -----------
Common Stocks
   Agriculture/Chemicals          $ 3,129,755 $       --   $       --  $ 3,129,755
   Cellular Telec0ommunications     3,720,890         --           --    3,720,890
   Construction                            --    794,472           --      794,472
   Consumer                         6,795,774         --      699,998    7,495,772
   Financial                        2,002,050         --           --    2,002,050
   Gas Distributions                3,575,132         --           --    3,575,132
   Natural Resources                1,323,597         --           --    1,323,597
   Oil Distributions                7,639,265  2,465,000           --   10,104,265
   Steel                            4,743,055         --           --    4,743,055
   Utilities                        1,966,187  1,549,901    1,000,000    4,516,088
                                  ----------- ----------   ----------  -----------
                                   34,895,705  4,809,373    1,699,998   41,405,076
                                  ----------- ----------   ----------  -----------
Corporate Bonds
   Cellular Telec0ommunications            --    986,198           --      986,198
   Financial                               --  1,657,050           --    1,657,050
   Gas Distributions                       --    804,690           --      804,690
   Oil Distributions                       --  1,076,450           --    1,076,450
                                  ----------- ----------   ----------  -----------
                                           --  4,524,388           --    4,524,388
                                  ----------- ----------   ----------  -----------
                                  $34,895,705 $9,333,761   $1,699,998  $45,929,464
                                  =========== ==========   ==========  ===========

      Refer to the Fund's Schedule of Investments for a listing of securities by security type and industry.

      The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                    Investment in Securities
                                                    ------------------------
    Balance at 08/31/08                                   $  3,417,528
    Net purchases (sales)                                      431,020
    Realized gain (loss)                                    (2,148,550)
    Change in unrealized appreciation/depreciation                  --
                                                          ------------
                                                          $  1,699,998
                                                          ============

      On January 1, 2009, the Fund adopted FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 amends and expands disclosures about derivative instruments and hedging activities. SFAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management has determined that the adoption of SFAS 161 had no impact on the Fund's financial statements.

Security Transactions and Income.

      Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

      Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

      In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

      The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

      Management has reviewed the Fund's tax positions for each of the open tax years (2005 to 2008), and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund's tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

      GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended August 31, 2009, the Fund increased paid-in capital by $1,126,246, increased accumulated net investment income (loss) by $17,402 and decreased accumulated net realized gain (loss) on investments and foreign currency transactions by $1,143,648. These reclassifications have no effect on net assets or net asset value per share.

Class Net Asset Values and Expenses

      All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

      The Fund currently offers three classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund "supermarkets". Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase. Class I shares include a maximum deferred sales charge of 2% on the proceeds of Class I shares redeemed within 90 days of purchase.

Currency Translation

      The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

      Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC ("TMIA") provides investment services for an annual fee of 1.75% of the first $125 million of average daily net assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund. TMIA has contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, of average daily net assets, respectively, through November 30, 2009. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the year ended August 31, 2009, the Advisor earned fees of $767,897, of which $242,545 were waived.

      TMIA will be entitled to reimbursement of fees waived or remitted by TMIA to the Fund. The total amount of reimbursement recoverable by the TMIA is the sum of all fees previously waived or remitted by TMIA to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to TMIA with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2009 was $734,952 and expire as follows:

                          Year Expiring      Amount
                          -------------    ----------
                          August 31, 2010  $  225,386
                          August 31, 2012     133,454
                          August 31, 2013     133,567
                          August 31, 2014     242,545
                                           ----------
                                           $  734,952
                                           ==========

      FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares for the year ended August 31, 2009 were $8,773. In addition, FDCC receives a deferred sales charge ("DSC") of 2% for certain Fund share redemptions occurring within two years of purchase. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the year ended August 31, 2009, the DSC for Fund shares redeemed was $55,771.

      The Fund's Class A and Class C shares have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. For Class A shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's Class A's average daily net assets. For
Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C's average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the year ended August 31, 2009, $67,078 was incurred in Class A distribution fees and $14,194 was incurred in Class C distribution and shareholder servicing fees.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives 0.20% of average daily net assets. CSS earned $97,212 for its services for the year ended August 31, 2009. Additionally, the Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $53,006 of filing and registration fees expense incurred and the $43,110 of shareholder servicing and reports expense incurred, CSS received $6,315 and $2,710, respectively, for these services.

      Commonwealth Fund Services, Inc. ("CFSI") is the Fund's Transfer and Dividend Disbursing Agent. CFSI earned $122,635 for its services for the year ended August 31, 2009.

      Certain officers and/or an interested director of the Fund are also officers, principals and/or director of TMIA, CSS, FDCC and CFSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and proceeds from sales of securities other than short-term notes for the year ended August 31, 2009, were $23,533,556 and $36,632,083, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

      The tax character of distributions paid during the year ended August 31, 2009 and the year ended August 31, 2008, respectively, was as follows:

                                       Year ended      Year ended
                                     August 31, 2009 August 31, 2008
                                     --------------- ---------------
           Distributions paid from:
           Ordinary income             $   444,377     $   114,693
           Long term capital gains      10,922,174      15,664,216
                                       -----------     -----------
                                       $11,366,551     $15,778,909
                                       ===========     ===========

      As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

           Undistributed net investment income (loss)  $         --
           Accumulated net realized gain (loss) on
             investments and foreign currency
             transactions                                 3,232,833
           Post October losses**                        (26,046,475)
           Unrealized appreciation (depreciation) of
             investments and foreign currency
             transactions                               (13,425,258)
                                                       ------------
                                                       $(36,238,900)
                                                       ============

       ** Under current tax law, capital and foreign currency losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year.

      As of August 31, 2009, cost for Federal Income tax purpose is $59,329,617 and net unrealized appreciation (depreciation) consists of:

           Gross unrealized appreciation               $   6,617,355
           Gross unrealized depreciation                 (20,017,008)
                                                       -------------
           Net unrealized appreciation (depreciation)  $ (13,399,653)
                                                       =============

NOTE 5 - CAPITAL STOCK TRANSACTIONS

                                Class A Shares           Class C Shares          Class I Shares
                                  Year ended               Year ended              Year ended
                               August 31, 2009           August 31, 2009        August 31, 2009
                         ------------------------     --------------------  -----------------------
                           Shares         Value        Shares     Value       Shares       Value
                         ----------  ------------     -------  -----------  ---------  ------------
Shares sold                 552,988  $  7,328,807      16,537  $   304,475  1,359,068  $ 17,913,525
Shares reinvested           807,064     7,465,341      45,510      384,103    311,365     3,060,717
Shares redeemed          (1,106,713)  (20,851,898)    (44,541)    (902,170)  (964,015)  (14,497,208)
                         ----------  ------------     -------  -----------  ---------  ------------
Net increase (decrease)     253,339  $ (6,057,750)     17,506  $  (213,592)   706,418  $  6,477,034
                         ==========  ============     =======  ===========  =========  ============

                                Class A Shares           Class C Shares          Class I Shares
                                  Year ended               Year ended              Year ended
                               August 31, 2008           August 31, 2008        August 31, 2008
                         ------------------------     --------------------  -----------------------
                           Shares         Value        Shares     Value       Shares       Value
                         ----------  ------------     -------  -----------  ---------  ------------
Shares sold                 582,835  $ 35,433,844      84,719  $ 5,081,530    403,060  $ 24,154,753
Shares reinvested           231,643    13,375,051      13,086      726,538      6,203       368,506
Shares redeemed            (754,898)  (43,102,155)/*/ (53,079)  (2,997,831)   (34,559)   (1,975,915)
                         ----------  ------------     -------  -----------  ---------  ------------
Net increase (decrease)      59,580  $  5,706,740      44,726  $ 2,810,237    374,704  $ 22,547,344
                         ==========  ============     =======  ===========  =========  ============

*Net of redemption fees of $23,454.

NOTE 6 - INVESTMENT IN AFFILIATES AND RESTRICTED SECURITIES

      Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund's net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The securities are affiliated issuers as defined by the 1940 Act. As of August 31, 2009, the Fund was invested in the following restricted securities:

                                                                                                  Income
                                                                                                   From
                                                                                                Investments
                                        Balance of                      Balance of             in Affiliated
                                          Shares     Gross                Shares                  Issuers
                                           Held    Purchases   Gross       Held      Value      Included In
                Acquisition             August 31,    And    Sales And  August 31, August 31,      Total
   Security        Date        Cost        2008    Additions Reductions    2009       2009        Income
--------------- ----------- ----------- ---------- --------- ---------- ---------- ----------- -------------
AU Energy        06/03/09   $ 1,000,000    3,280   $     --     $ --       3,280   $ 1,000,000     $ --
DataArt
  Enterprises,
  Inc            02/19/08   $   728,000   68,667   $728,000     $ --      68,667   $   699,998     $ --

NOTE 7 - SUBSEQUENT EVENTS

      Management has evaluated all transactions and events subsequent to the date of the balance sheet through October 30, 2009, the date on which these financial statements were available. Except as already included in the notes to these financial statements, no additional items require disclosure.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
World Funds, Inc.
Richmond, Virginia

We have audited the accompanying statement of assets and liabilities of the Third Millennium Russia Fund, a series of The World Funds, Inc., including the schedule of investments as of August 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have nor, were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Third Millennium Russia Fund as of August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States of America.

                                                       TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2009

SUPPLEMENTAL INFORMATION (unaudited)
The World Funds, Inc.
(the "Company")

Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and birth years of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.


Name, Address and Year Born  Position(s) Held  Number of Principal Occupation(s) During the Past           Other
                             with Company      Funds in  Five (5) Years                                    Directorships
                             and Tenure        Company                                                     by Directors
                                               Overseen                                                    and Number of
                                                                                                           Funds in the
                                                                                                           Complex
                                                                                                           Overseen
------------------------------------------------------------------------------------------------------------------------
 Interested Directors:
------------------------------------------------------------------------------------------------------------------------

 *John Pasco, III/(1)/        Chairman,        9         Treasurer and Director of Commonwealth            The World
 8730 Stony Point Parkway     Director and               Shareholder Services, Inc. ("CSS"), the           Insurance
 Suite 205                    Treasurer                  Company's Administrator, since 1985;              Trust - 1
 Richmond, VA 23235           since May,                 President and Director of First Dominion          Fund;
 (1945)                       1997                       Capital Corp. ("FDCC"), the Company's
                                                         underwriter; President and Director of
                                                         Commonwealth Fund Services, Inc., the
                                                         Company's Transfer and Disbursing Agent
                                                         since 1987; President and Treasurer of
                                                         Commonwealth Capital Management, Inc. since
                                                         1983 ; President of Commonwealth Capital
                                                         Management, LLC, the adviser to the Fund and
                                                         the adviser to the Satuit Capital Small Cap Fund
                                                         series of the Company, from December, 2000 to
                                                         October, 2007; President and Director of
                                                         Commonwealth Fund Accounting, Inc., which
                                                         provides bookkeeping services to the Company;
                                                         and Chairman, Trustee and Treasurer of The
                                                         World Insurance Trust, a registered investment
                                                         company, since May, 2002. Mr. Pasco is a
                                                         certified public accountant.


Name, Address and Year Born  Position(s) Held  Number of Principal Occupation(s) During the Past            Other
                             with Company      Funds in  Five (5) Years                                     Directorships
                             and Tenure        Company                                                      by Directors
                                               Overseen                                                     and Number of
                                                                                                            Funds in the
                                                                                                            Complex
                                                                                                            Overseen
-------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors:
-------------------------------------------------------------------------------------------------------------------------

Samuel Boyd, Jr.             Director          9         Retired. Manager of the Customer Services          The World
8730 Stony Point Parkway     since May,                  Operations and Accounting Division of the          Insurance
Suite 205                    1997                        Potomac Electric Power Company from August,        Trust - 1
Richmond, VA 23235                                       1978 until April, 2005; a Trustee of The World     Fund; Satuit
(1940)                                                   Insurance Trust, a registered investment           Capital
                                                         company, since May, 2002; a Trustee of Satuit      Management
                                                         Capital Management Trust, a registered             Trust - 2
                                                         investment company, since October, 2002 and a      Funds;
                                                         Trustee of Janus Advisors Series Trust, a
                                                         registered investment company, from 2003 to
                                                         2005.
-------------------------------------------------------------------------------------------------------------------------

William E. Poist             Director          9         Financial and Tax Consultant through his firm      The World
8730 Stony Point Parkway     since May,                  Management Funds Consulting for                    Insurance
Suite 205                    1997                        Professionals since 1974; a Trustee of Satuit      Trust - 1
Richmond, VA 23235                                       Capital Management Trust, a registered             Fund and
(1939)                                                   investment company, since November, 2003;          Satuit
                                                         and a Trustee of The World Insurance Trust, a      Capital
                                                         registered investment company, since May,          Management
                                                         2002. Mr. Poist is a certified public accountant.  Trust - 2
                                                                                                            Funds;
-------------------------------------------------------------------------------------------------------------------------

Paul M. Dickinson            Director since    9         President of Alfred J. Dickinson, Inc. Realtors    The World
8730 Stony Point Parkway     May, 1997                   since April, 1971; a Trustee of Satuit Capital     Insurance
Suite 205                                                Management Trust, a registered investment          Trust - 1
Richmond, VA 23235                                       company, since November, 2003 and Trustee of       Fund and
(1947)                                                   The World Insurance Trust, a registered            Satuit
                                                         investment company, since May, 2002.               Capital
                                                                                                            Management
                                                                                                            Trust - 2
                                                                                                            Funds;
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Officers:
-------------------------------------------------------------------------------------------------------------------------

*Leland H. Faust             President of the  N/A       President of CSI Capital Management, Inc., a       N/A
600 California Street        CSI Equity Fund             registered investment adviser, since 1978.
18/th/ Floor                 series since                Partner in the law firm Taylor & Faust since
San Francisco, CA 94108      October, 1997               September, 1975.
(1946)
-------------------------------------------------------------------------------------------------------------------------

Karen M. Shupe               Secretary since   N/A       Managing Director, Commonwealth                    N/A
8730 Stony Point Parkway     2005 and                    Shareholder Services, since 2003. Financial
Suite 205                    Treasurer since             Reporting Manager, Commonwealth
Richmond, VA 23235           June, 2006                  Shareholder Services, Inc. from 2001 to 2003.
(1964)
-------------------------------------------------------------------------------------------------------------------------


Name, Address and Year Born  Position(s) Held  Number of Principal Occupation(s) During the Past          Other
                             with Company      Funds in  Five (5) Years                                   Directorships
                             and Tenure        Company                                                    by Directors
                                               Overseen                                                   and Number of
                                                                                                          Funds in the
                                                                                                          Complex
                                                                                                          Overseen
-----------------------------------------------------------------------------------------------------------------------
 Officers (continued):
-----------------------------------------------------------------------------------------------------------------------

 David D. Jones, Esq.        Chief Compliance  N/A       Managing Member, Drake Compliance, LLC, a        N/A
 395 Sawdust Road,           Officer since               regulatory consulting firm, since 2004.
 Suite 2137                  June, 2008                  Principal Attorney, David Jones & Assoc., P.C.,
 The Woodlands, TX 77380                                 a law firm, since 1998.
 (1957)

/(1)/ Mr. Pasco is considered to be an "interested person" of the Company as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the Eastern European Equity Fund; (3) he is a managing member of Third Millennium Investment Advisors, LLC, which serves as the investment adviser to the Third Millennium Russia Fund; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, Commonwealth Fund Accounting, pricing agent, and Commonwealth Fund Services, Inc., the Company's Transfer and Disbursing Agent.

THIRD MILLENNIUM RUSSIA FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

  -----------------------------------------------------------------------------


  -----------------------------------------------------------------------------
Investment Adviser:

  -----------------------------------------------------------------------------
Third Millennium Investment Advisors, LLC
  -----------------------------------------------------------------------------
8730 Stony Point Parkway, Suite 205
  -----------------------------------------------------------------------------
Richmond, Virginia 23235

  -----------------------------------------------------------------------------
Distributor:

  -----------------------------------------------------------------------------
First Dominion Capital Corp.
  -----------------------------------------------------------------------------
8730 Stony Point Parkway, Suite 205
  -----------------------------------------------------------------------------
Richmond, Virginia 23235

  -----------------------------------------------------------------------------
Independent Registered Public Accounting Firm:

  -----------------------------------------------------------------------------
Tait, Weller and Baker LLP
  -----------------------------------------------------------------------------
1818 Market Street, Suite 2400
  -----------------------------------------------------------------------------
Philadelphia, Pennsylvania 19103

  -----------------------------------------------------------------------------
Transfer Agent:

  -----------------------------------------------------------------------------
For more information, wire purchase or redemptions,
  -----------------------------------------------------------------------------
call or write to Third Millennium Russia Fund's
  -----------------------------------------------------------------------------
Transfer Agent:

  -----------------------------------------------------------------------------
Commonwealth Fund Services, Inc.
  -----------------------------------------------------------------------------
8730 Stony Point Parkway, Suite 205
  -----------------------------------------------------------------------------
Richmond, Virginia 23235
  -----------------------------------------------------------------------------
(800) 628-4077 Toll Free

  -----------------------------------------------------------------------------
More Information:

  -----------------------------------------------------------------------------
For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525, or visit us on the web at www.theworldfunds.com.

  -----------------------------------------------------------------------------
[LOGO]
THIRD
MILLE
NNIUM

                         Annual Report to Shareholders

                         THIRD MILLENNIUM RUSSIA FUND

        A series of The World Funds, Inc. A "Series" Investment Company

                      For the Year Ended August 31, 2009

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $ xx,xxx for 2009 and $46,250 for 2008.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2009 and $0 for 2008.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $8,500 for 2009 and $8,500 for 2008.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2009 and $0 for 2008.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the CSI Equity Fund and the Third Millennium Russia Fund.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2009 and $0 for 2008.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

        Schedule filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   The World Funds, Inc.

By (Signature and Title)*:      /s/John Pasco, III
                                --------------------
                                John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:        November 9, 2009



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:      /s/John Pasco, III
                                -------------------
                                 John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:         November 9, 2009


By (Signature and Title)*:      /s/Karen Shupe
                                -------------------
                                 Karen Shupe
                                 Chief Financial Officer
                                (principal financial officer)

Date:         November 9, 2009


* Print the name and title of each signing officer under his or her signature.